Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of amortization of issuance cost, debt discount and interest cost
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note 2021	$5,275,000	$(1,405,654)	$3,869,346
Convertible Note 2022	3,170,000	(1,109,673)	2,060,327
Convertible Notes - liability portion	$8,445,000	$(2,515,327)	$5,929,673

Schedule of amortization of issuance cost, debt discount and interest cost
	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note 2021	$1,092,460	$(182,255)	$910,205
Convertible Note 2022	683,393	(120,611)	562,782
Convertible Notes – equity portion	$1,775,853	$(302,866)	$1,472,987

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note 2021	$384,577	$227,465	$612,042
Convertible Note 2022	12,576	7,051	19,627
Convertible Notes	$397,543	$234,516	$631,669